Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Leases

Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset.

Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord. Some of our equipment leases include variable payments that are determined based on a percentage of sales.

The classification of our operating and finance leases in the consolidated balance sheets are as follows:

($ thousands)	Balance Sheet Classification	December 31, 2019
Assets
Operating ROU asset	Operating lease right-of-use assets	341,538
Finance ROU asset, net (1)	Other non-current assets	35,586
Total lease assets		377,124

Liabilities
Operating lease liability, current	Other current liabilities	50,442
Finance lease liability, current	Other current liabilities	8,731
Operating lease liability, non-current	Operating lease liabilities	310,721
Finance lease liability, non-current	Other non-current liabilities	36,335
Total lease liabilities		406,229
(1) Finance ROU assets are recorded net of accumulated amortization of $6.9 million at December 31, 2019.

Weighted-average lease terms and discount rates at December 31, 2019 are as follows:

	Weighted-Average
	Remaining Lease Term (in years)	Discount Rate
Operating leases	8.60	6.89%
Finance leases	6.01	5.45%

Components of lease expense are as follows:

($ thousands)	For the year ended December 31, 2019
Operating lease costs	83,972
Finance lease costs (1)	10,341
Variable lease costs (2)	74,324
(1) Finance lease costs include amortization of ROU assets of $7.8 million and interest on lease liabilities of $2.5 million.
(2) Variable lease costs include immaterial amounts related to short-term leases and sublease income.

Maturities of operating and finance lease liabilities at December 31, 2019 are as follows ($ thousands):

Year	Operating Leases	Finance Leases	Total
2020	72,690	10,803	83,493
2021	63,013	10,413	73,426
2022	54,763	7,979	62,742
2023	50,544	5,749	56,293
2024	46,022	4,988	51,010
Thereafter	210,405	13,056	223,461
Total lease payments	497,437	52,988	550,425
Less: Imputed interest	(136,274)	(7,922)	(144,196)
Present value of lease liabilities	361,163	45,066	406,229

(1) The maturities above exclude leases that have not yet commenced. We have committed rental payments of $14.4 million for leases that will commence in 2020 with lease terms ranging from 5-13 years.

Cash flow information and non-cash activity related to leases is as follows:

($ thousands)	For the year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	82,366
Finance cash flows from finance leases	7,632

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	16,000
Finance leases	9,441

Disclosures related to periods prior to adoption of ASC 842

Rent and lease expense was $118.5 million and $106.1 million for the years ended December 31, 2018 and 2017, respectively, and included contingent rent payments of $28.7 million and $24.2 million for the years ended December 31, 2018 and 2017, respectively.

The future minimum lease payments for the remaining non-cancellable term of our leases at December 31, 2018 were as follows ($ thousands):

Year	Operating	Capital	Total
2019	69,690	8,946	78,636
2020	56,204	8,304	64,508
2021	46,092	7,499	53,591
2022	41,324	5,809	47,133
2023	38,155	6,097	44,252
Thereafter	204,216	2,978	207,194
Total future minimum lease payments	455,681	39,633	495,314
Less imputed interest		(9,529)
Present value of future minimum lease payments		30,104

Facility Lease

We have a lease for a facility in Providence, Rhode Island. We have the right to terminate the lease after June 30, 2023 if our FMC with the State of Rhode Island is not renewed, in exchange for a termination fee equal to six months of base rent plus operating expenses. The lease includes two 10-year extension options. We have the unilateral right to extend the lease under the two extension options under the same terms as in the initial term. We may not assign the lease or sublease our portion of the facility without the lessor’s approval, which is not to be unreasonably withheld. Under ASC 840, the lease was accounted for under the build-to-suit guidance because we were considered the owner of the facility during the construction period. At the end of the construction period, the transaction did not qualify for sale-leaseback accounting because we had continuing involvement. Therefore, we carried the entire cost of the facility as an asset with an offsetting liability that was reduced over time under the financing method. The facility was depreciated over its useful life of 40 years. The asset associated with this lease, which was classified as PPE in the consolidated balance sheets, was carried at a cost of $55.6 million with accumulated depreciation of $17.0 million at December 31, 2018. The liability and the net book value of the asset would have been $32.5 million at the end of the non-cancellable lease term.

Sale and Leaseback Transactions

On March 29, 2017, we entered into a sale-leaseback transaction for our main production facility located in Reno, Nevada. The transaction included a 15.5 year initial lease term, with four 5-year additional renewal periods exercisable at our option, 3% annual rent increases, and payment and performance guarantees. Rent expense was $13.4 million for the year ended December 31, 2018.

Lessor

We have various arrangements for commercial gaming and lottery equipment under which we are the lessor. These leases generally meet the criteria for operating lease classification. Lease income for operating leases is included within service revenue, while lease income for sales type leases is included within product sales in the consolidated statements of operations. Lease income was approximately 7.0% and 6.0% of total revenue for the years ended December 31, 2019 and 2018, respectively.

Leases
Leases

Lessee

We have operating and finance leases for real estate (warehouses, office space, data centers), vehicles, communication equipment, and other equipment. Many of our real estate leases include one or more options to renew, while some include termination options. Certain vehicle and equipment leases include residual value guarantees and options to purchase the leased asset.

Many of our real estate leases include variable payments for maintenance, real estate taxes, and insurance that are determined based on the actual costs incurred by the landlord. Some of our equipment leases include variable payments that are determined based on a percentage of sales.

The classification of our operating and finance leases in the consolidated balance sheets are as follows:

($ thousands)	Balance Sheet Classification	December 31, 2019
Assets
Operating ROU asset	Operating lease right-of-use assets	341,538
Finance ROU asset, net (1)	Other non-current assets	35,586
Total lease assets		377,124

Liabilities
Operating lease liability, current	Other current liabilities	50,442
Finance lease liability, current	Other current liabilities	8,731
Operating lease liability, non-current	Operating lease liabilities	310,721
Finance lease liability, non-current	Other non-current liabilities	36,335
Total lease liabilities		406,229
(1) Finance ROU assets are recorded net of accumulated amortization of $6.9 million at December 31, 2019.

Weighted-average lease terms and discount rates at December 31, 2019 are as follows:

	Weighted-Average
	Remaining Lease Term (in years)	Discount Rate
Operating leases	8.60	6.89%
Finance leases	6.01	5.45%

Components of lease expense are as follows:

($ thousands)	For the year ended December 31, 2019
Operating lease costs	83,972
Finance lease costs (1)	10,341
Variable lease costs (2)	74,324
(1) Finance lease costs include amortization of ROU assets of $7.8 million and interest on lease liabilities of $2.5 million.
(2) Variable lease costs include immaterial amounts related to short-term leases and sublease income.

Maturities of operating and finance lease liabilities at December 31, 2019 are as follows ($ thousands):

Year	Operating Leases	Finance Leases	Total
2020	72,690	10,803	83,493
2021	63,013	10,413	73,426
2022	54,763	7,979	62,742
2023	50,544	5,749	56,293
2024	46,022	4,988	51,010
Thereafter	210,405	13,056	223,461
Total lease payments	497,437	52,988	550,425
Less: Imputed interest	(136,274)	(7,922)	(144,196)
Present value of lease liabilities	361,163	45,066	406,229

(1) The maturities above exclude leases that have not yet commenced. We have committed rental payments of $14.4 million for leases that will commence in 2020 with lease terms ranging from 5-13 years.

Cash flow information and non-cash activity related to leases is as follows:

($ thousands)	For the year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	82,366
Finance cash flows from finance leases	7,632

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	16,000
Finance leases	9,441

Disclosures related to periods prior to adoption of ASC 842

Rent and lease expense was $118.5 million and $106.1 million for the years ended December 31, 2018 and 2017, respectively, and included contingent rent payments of $28.7 million and $24.2 million for the years ended December 31, 2018 and 2017, respectively.

The future minimum lease payments for the remaining non-cancellable term of our leases at December 31, 2018 were as follows ($ thousands):

Year	Operating	Capital	Total
2019	69,690	8,946	78,636
2020	56,204	8,304	64,508
2021	46,092	7,499	53,591
2022	41,324	5,809	47,133
2023	38,155	6,097	44,252
Thereafter	204,216	2,978	207,194
Total future minimum lease payments	455,681	39,633	495,314
Less imputed interest		(9,529)
Present value of future minimum lease payments		30,104

Facility Lease

We have a lease for a facility in Providence, Rhode Island. We have the right to terminate the lease after June 30, 2023 if our FMC with the State of Rhode Island is not renewed, in exchange for a termination fee equal to six months of base rent plus operating expenses. The lease includes two 10-year extension options. We have the unilateral right to extend the lease under the two extension options under the same terms as in the initial term. We may not assign the lease or sublease our portion of the facility without the lessor’s approval, which is not to be unreasonably withheld. Under ASC 840, the lease was accounted for under the build-to-suit guidance because we were considered the owner of the facility during the construction period. At the end of the construction period, the transaction did not qualify for sale-leaseback accounting because we had continuing involvement. Therefore, we carried the entire cost of the facility as an asset with an offsetting liability that was reduced over time under the financing method. The facility was depreciated over its useful life of 40 years. The asset associated with this lease, which was classified as PPE in the consolidated balance sheets, was carried at a cost of $55.6 million with accumulated depreciation of $17.0 million at December 31, 2018. The liability and the net book value of the asset would have been $32.5 million at the end of the non-cancellable lease term.

Sale and Leaseback Transactions

On March 29, 2017, we entered into a sale-leaseback transaction for our main production facility located in Reno, Nevada. The transaction included a 15.5 year initial lease term, with four 5-year additional renewal periods exercisable at our option, 3% annual rent increases, and payment and performance guarantees. Rent expense was $13.4 million for the year ended December 31, 2018.

Lessor

We have various arrangements for commercial gaming and lottery equipment under which we are the lessor. These leases generally meet the criteria for operating lease classification. Lease income for operating leases is included within service revenue, while lease income for sales type leases is included within product sales in the consolidated statements of operations. Lease income was approximately 7.0% and 6.0% of total revenue for the years ended December 31, 2019 and 2018, respectively.